CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued	37,382,313	25,245,680		63,431,529	0
Number of shares issued, value			803,536	1,325,472	1,325,472
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	34,853			34,853
Temporary Equity, Carrying Amount, Attributable to Parent	$ 3,485,313			$ 3,485,313
Temporary Equity, Par or Stated Value Per Share	$ 100			$ 100
Preferred Stock, Convertible, Conversion Price	$ 0.0014			$ 0.0014